CONSOLIDATED FINANCIAL STATEMENTS - Acquisition of entity (Details) - Gerdau Acos Longos S.A. - Hierros Anon, SA and Gallega de Mallas, SL [Member] R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Nov. 26, 2019
Disclosure Of Investment Entities [Line Items]
Percentage of equity interest acquired (as a percent)			96.35%
Economic value	$ 110.8	R$ 446.6